PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.6%
Asset-Backed Securities 12.3%
Automobiles 2.7%
Americredit Automobile Receivables Trust, Series 2023-01, Class C	5.800%	12/18/28	100	$100,400
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	94,395
Series 2023-03A, Class A, 144A	5.440	02/22/28	200	199,109

CarMax Auto Owner Trust, Series 2022-01, Class D	2.470	07/17/28	100	91,050
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	100	99,816
Ford Credit Auto Owner Trust, Series 2023-01, Class A, 144A	4.850	08/15/35	100	99,640
Ford Credit Floorplan Master Owner Trust A, Series 2023-01, Class A1, 144A	4.920	05/15/28	100	99,407
Hertz Vehicle Financing III LLC, Series 2023-01A, Class A, 144A	5.490	06/25/27	100	99,783
Hertz Vehicle Financing LLC, Series 2022-02A, Class A, 144A	2.330	06/26/28	100	89,077
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	200	199,593
				1,172,270
Collateralized Loan Obligations 9.2%
AIG CLO LLC (Cayman Islands), Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	04/20/32	400	396,203
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.438(c)	04/20/35	250	244,655
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.563(c)	11/27/31	250	246,915
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.302(c)	04/18/35	250	244,370
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	01/20/32	250	246,185

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.388%(c)	04/20/35	250	$243,128
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	6.450(c)	07/15/34	250	242,577
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	04/20/34	250	244,055
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	6.630(c)	01/16/33	250	246,123
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.276(c)	10/15/32	250	247,533
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.173(c)	06/20/34	250	241,825
Romark CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.381(c)	07/10/34	400	390,419
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.328(c)	10/20/32	250	245,796
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.403(c)	07/24/32	500	491,334
				3,971,118
Consumer Loans 0.4%
OneMain Financial Issuance Trust, Series 2020-02A, Class A, 144A	1.750	09/14/35	200	179,876

Total Asset-Backed Securities (cost $5,445,785)				5,323,264
Commercial Mortgage-Backed Securities 9.5%
BANK,
Series 2019-BN22, Class A3	2.726	11/15/62	250	216,258

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2021-BN38, Class A4	2.275%	12/15/64	100	$80,902

Barclays Commercial Mortgage Securities Trust, Series 2021-C12, Class A4	2.421	11/15/54	250	207,067
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	416,038
Series 2021-B31, Class A4	2.420	12/15/54	100	80,838

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	500	427,068
Commercial Mortgage Trust, Series 2014-UBS04, Class A4	3.420	08/10/47	500	484,061
GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/10/52	250	215,598
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR05, Class A3	3.123	06/13/52	500	434,242
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50	500	463,391
Series 2019-C52, Class A4	2.643	08/15/52	436	378,813
Series 2020-C56, Class A4	2.194	06/15/53	500	411,100
Series 2021-C59, Class A3	1.958	04/15/54	350	297,687

Total Commercial Mortgage-Backed Securities (cost $4,804,121)				4,113,063
Corporate Bonds 29.7%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	233,528
Sr. Unsec’d. Notes	2.950	02/01/30	50	43,676
Sr. Unsec’d. Notes	3.625	03/01/48	35	24,331
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	25	20,670
Sr. Unsec’d. Notes	4.125	11/16/28	13	12,587
				334,792
Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	42,411
Gtd. Notes	3.400	02/04/41	50	34,266

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

BAT Capital Corp. (United Kingdom), Gtd. Notes	3.557%	08/15/27	85	$78,066
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	35	34,626
Sr. Unsec’d. Notes	5.375	02/15/33	10	9,942
Sr. Unsec’d. Notes	5.625	11/17/29	15	15,349
				214,660
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	50	49,780
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	9	8,298
				58,078
Auto Manufacturers 0.8%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	1.625	12/13/24	150	141,678
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	51	48,175
Sr. Unsec’d. Notes	6.600	04/01/36	17	17,226

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.900	02/26/25	113	107,698
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	15,473
				330,250
Banks 7.2%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	47,837
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	115	95,025
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	314,529
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	175	165,074
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	30	27,107
Sub. Notes, MTN	4.450	03/03/26	115	112,599
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	178,469

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.976%(ff)	11/05/30	120	$104,027
Sr. Unsec’d. Notes	3.700	01/12/26	64	61,907
Sub. Notes	4.400	06/10/25	55	53,669
Sub. Notes	4.450	09/29/27	21	20,177

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, MTN	3.700	05/30/24	62	60,286
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	165	130,502
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	70,093
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,160
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	74,604
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	100	89,795
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	130	103,558
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	314,402
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,099
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	34,988
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	130,086
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	100	93,260
Sub. Notes	2.956(ff)	05/13/31	21	17,946
Sub. Notes	4.250	10/01/27	21	20,500
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	31,880
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	255	218,141
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	110	103,095
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	73,997
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	70,276

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	238,083
				3,084,171
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750	01/23/29	75	75,371

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250%	08/01/31	80	$65,314
Keurig Dr. Pepper, Inc., Gtd. Notes	3.200	05/01/30	20	18,113
				158,798
Biotechnology 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.800	08/15/41	45	31,617
Sr. Unsec’d. Notes	5.250	03/02/30	80	80,641
				112,258
Building Materials 0.4%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	11	8,993
Sr. Unsec’d. Notes	4.250	07/02/24	21	20,703
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	25	23,816
Sr. Unsec’d. Notes	3.950	08/15/29	95	88,895

Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	13	11,747
				154,154
Chemicals 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.600	11/15/50	17	12,326
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	90	79,743
Sr. Unsec’d. Notes	4.500	10/01/49	13	10,067

LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49	17	12,690
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	15	14,860
Sr. Unsec’d. Notes	4.900	06/01/43	21	18,589
				148,275

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 1.1%
California Institute of Technology, Sr. Unsec’d. Notes	3.650%	09/01/2119	20	$13,559
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	20	15,979
Sr. Unsec’d. Notes	2.600	12/01/24	121	115,727

ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	45	42,358
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	21	18,723
Johns Hopkins University, Unsec’d. Notes, Series A	4.705	07/01/32	20	20,067
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	7,452
Unsec’d. Notes	4.678	07/01/2114	30	27,415
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	23,585
Unsec’d. Notes	3.150	07/15/46	35	27,028

Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57	45	32,572
Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48	20	17,381
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	25	17,267
University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,618
Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	63,033
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	20	13,064
				463,828
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	50	48,614
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	8,607
				57,221

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	21	$20,054
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	25	19,456
				39,510
Electric 3.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	13	9,252
Sr. Unsec’d. Notes	5.400	06/01/33	15	15,061
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	62	50,704

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	17	14,508
Ameren Corp., Sr. Unsec’d. Notes	2.500	09/15/24	21	20,155
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	8	6,900
Sr. Unsec’d. Notes	3.500	12/01/49	25	17,403
Sr. Unsec’d. Notes	6.350	12/15/32	20	21,506

Commonwealth Edison Co., First Mortgage	4.900	02/01/33	45	45,206
Connecticut Light & Power Co. (The), First Mortgage	5.250	01/15/53	15	15,061
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	4	3,185
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	32	28,702
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	21	17,453
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	21	22,190
Duke Energy Florida LLC, First Mortgage	2.400	12/15/31	95	78,680
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	39,563
Florida Power & Light Co.,
First Mortgage	4.050	06/01/42	15	12,905
First Mortgage	5.100	04/01/33	110	112,476

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	17	$16,821
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	34	29,219
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	33	27,464
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	96	90,932
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.051	03/01/25	40	40,459
Northern States Power Co.,
First Mortgage	3.400	08/15/42	34	26,643
First Mortgage	5.100	05/15/53	25	24,454

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	16,452
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	30	23,273
First Mortgage	4.550	07/01/30	20	18,226
First Mortgage	4.750	02/15/44	45	34,529

PacifiCorp, First Mortgage	5.350	12/01/53	40	39,639
PECO Energy Co., First Mortgage	2.800	06/15/50	32	21,001
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	13	9,137
First Mortgage	5.250	05/15/53	15	15,076
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	10,091
First Mortgage, MTN	3.700	05/01/28	38	36,482
Sec’d. Notes, MTN	4.650	03/15/33	100	98,880
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,370
Sr. Sec’d. Notes	4.100	06/15/30	75	69,043
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	15	12,514
First Mortgage	5.350	04/01/53	25	24,703
Sempra Energy,
Sr. Unsec’d. Notes	3.300	04/01/25	35	33,697
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,667

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage	4.900%	06/01/26	40	$39,724
First Ref. Mortgage	4.000	04/01/47	55	43,304

System Energy Resources, Inc., First Mortgage	6.000	04/15/28	15	15,237
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	26,359
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	47	45,448
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	10	8,959
				1,444,713
Engineering & Construction 0.4%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	191,250
Entertainment 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes	4.279	03/15/32	20	17,482
Gtd. Notes	5.141	03/15/52	70	54,667
				72,149
Foods 0.3%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/19/25	51	49,247
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	8	7,645
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	3.000	02/02/29	100	83,927
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	10	8,981
				149,800

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.4%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100%	09/01/47	21	$17,133
Sr. Unsec’d. Notes	5.250	03/01/28	65	66,079

NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	12,334
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	19,292
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	23,650
Spire Missouri, Inc., First Mortgage	4.800	02/15/33	30	29,757
				168,245
Healthcare-Services 1.1%
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	30,325
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	50	44,728
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	50,823
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,922

Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,346
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,405
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	16,895
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,712
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	24,672
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,416
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700	03/30/45	8	7,025
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	44,247
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	24,278

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300%	05/15/31	45	$38,487
Sr. Unsec’d. Notes	3.950	10/15/42	60	50,900
Sr. Unsec’d. Notes	4.500	04/15/33	25	24,551
Sr. Unsec’d. Notes	4.950	05/15/62	10	9,437
Sr. Unsec’d. Notes	5.050	04/15/53	22	21,589

UPMC, Sec’d. Notes	5.035	05/15/33	25	24,389
				459,147
Home Builders 0.5%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	220	215,477
Insurance 0.4%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	45	38,878
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,570
Sr. Unsec’d. Notes	4.868	06/01/44	30	26,857

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	5.625	08/16/32	15	14,685
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	38	27,366
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	8	6,589
Markel Group, Inc., Sr. Unsec’d. Notes	4.150	09/17/50	17	13,198
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	32	27,307
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	8	6,189
				166,639
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	25	24,521

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450%	04/15/30	80	$71,197
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26	10	10,329
				106,047
Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	83	78,407
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	13	11,794
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	3,988
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.200	06/15/25	88	83,569
				87,557
Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	46,716
Sr. Sec’d. Notes	4.908	07/23/25	93	91,465
Sr. Sec’d. Notes	6.384	10/23/35	120	116,233
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	34,178
Gtd. Notes	4.250	10/15/30	30	29,052
Gtd. Notes	5.500	05/15/64	30	29,725

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	43	41,786

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	23	$18,210
Walt Disney Co. (The), Gtd. Notes	3.600	01/13/51	12	9,245
				416,610
Mining 1.0%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	55	55,689
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	25	23,442
Gtd. Notes	4.375	08/01/28	50	47,035

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	207,225
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	5	4,147
Gtd. Notes	2.800	10/01/29	122	106,339
				443,877
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	30	23,433
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	84	77,346
				100,779
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750	11/23/23	100	99,171
Oil & Gas 0.9%
BP Capital Markets America, Inc., Gtd. Notes	4.893	09/11/33	40	39,738
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,409
Sr. Unsec’d. Notes	5.400	06/15/47	57	51,182

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Continental Resources, Inc., Gtd. Notes, 144A	2.268%	11/15/26	15	$13,406
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	36	33,414
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	40	38,025
Sr. Unsec’d. Notes	8.875	01/13/33	40	38,913

Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452	04/15/51	8	6,142
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	30	24,368
Phillips 66, Gtd. Notes	2.150	12/15/30	84	68,574
Phillips 66 Co., Gtd. Notes	3.550	10/01/26	17	16,125
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	77	69,679
				402,975
Pharmaceuticals 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	90,795
Sr. Unsec’d. Notes	4.050	11/21/39	15	12,864
Sr. Unsec’d. Notes	4.550	03/15/35	60	56,981
Sr. Unsec’d. Notes	4.625	10/01/42	15	13,383

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	2.250	05/28/31	3	2,546
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	53	51,831
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.400	07/26/29	5	4,707
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	30	29,236
Sr. Unsec’d. Notes	2.400	03/15/30	40	34,052
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	02/21/30	15	14,967
Sr. Unsec’d. Notes	5.125	07/20/45	82	74,716

Johnson & Johnson, Sr. Unsec’d. Notes	2.100	09/01/40	10	6,988

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Merck & Co., Inc., Sr. Unsec’d. Notes	3.400%	03/07/29	8	$7,625
Mylan, Inc., Gtd. Notes	5.200	04/15/48	15	11,308
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	26	25,769
Gtd. Notes	3.200	09/23/26	144	135,773

Viatris, Inc., Gtd. Notes	3.850	06/22/40	98	65,839
				639,380
Pipelines 2.0%
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	65	63,293
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	133	129,949
Sr. Unsec’d. Notes	6.250	04/15/49	34	32,383
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	47,436
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	30	27,119
Gtd. Notes	4.850	03/15/44	15	13,480
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	34	26,989
Gtd. Notes	3.250	08/01/50	17	10,655
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	62,811
Sr. Unsec’d. Notes	4.500	04/15/38	63	54,329
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,372
Sr. Unsec’d. Notes	5.500	02/15/49	17	15,142

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	25	24,065
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	82	70,774
Gtd. Notes	3.400	09/01/29	15	13,255
Gtd. Notes	4.950	07/13/47	21	17,063

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500	12/15/26	17	16,437
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	10	8,843

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp., (cont’d.)
Gtd. Notes	6.125%	03/15/33	80	$81,041
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	66	58,842
Sr. Unsec’d. Notes	3.950	05/15/50	31	23,767
				852,045
Real Estate Investment Trusts (REITs) 1.7%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	130	125,692
CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	12,832
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	5	4,052
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	3,924
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	55	46,788
Gtd. Notes	3.200	04/01/32	25	20,808
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	69,985
Sr. Unsec’d. Notes	3.100	12/15/29	29	25,853
Sr. Unsec’d. Notes	3.250	01/15/31	25	21,865
Simon Property Group LP,
Sr. Unsec’d. Notes	1.750	02/01/28	90	77,474
Sr. Unsec’d. Notes	3.750	02/01/24	105	103,473

Spirit Realty LP, Gtd. Notes	2.700	02/15/32	33	25,396
Sun Communities Operating LP, Gtd. Notes	5.700	01/15/33	35	34,088
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	127	121,879
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	20	19,035
				713,144

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.3%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500%	07/26/47	27	$21,506
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	38	35,275
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875	12/16/36	8	8,779
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	17,540
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	4.700	06/15/32	60	58,460
				141,560
Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	45	41,791
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	32,006
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	99,584
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	25	23,235
Intel Corp.,
Sr. Unsec’d. Notes	5.625	02/10/43	5	4,997
Sr. Unsec’d. Notes	5.700	02/10/53	15	14,842
Sr. Unsec’d. Notes	5.900	02/10/63	20	19,917
				236,372
Software 0.3%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	63	43,380
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	15	10,351
Sr. Unsec’d. Notes	3.850	04/01/60	8	5,401
Sr. Unsec’d. Notes	5.550	02/06/53	20	18,686
Sr. Unsec’d. Notes	6.900	11/09/52	30	32,643
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,551
Sr. Unsec’d. Notes	3.700	04/01/29	20	18,610
				138,622

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500%	09/15/53	140	$97,207
Sr. Unsec’d. Notes	4.300	02/15/30	70	66,980
Sr. Unsec’d. Notes	4.500	05/15/35	65	59,882
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	40	28,884
Gtd. Notes	3.875	04/15/30	30	27,814
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	26	20,972
Sr. Unsec’d. Notes	4.016	12/03/29	7	6,593
				308,332
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	33	35,722

Total Corporate Bonds (cost $14,843,486)				12,835,809
Municipal Bonds 0.3%
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Series B	3.504	04/01/52	35	27,973
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	12,574
New York 0.1%
New York State Dormitory Authority, Taxable, Revenue Bonds, Series C	2.202	03/15/34	15	11,916
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	9,089
				21,005

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	10	$9,110
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	10,399
Texas 0.1%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	17,218
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	16,699

Total Municipal Bonds (cost $150,744)				114,978
Residential Mortgage-Backed Securities 0.5%
Bellemeade Re Ltd., Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.173(c)	06/25/31	74	73,234
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.073(c)	10/25/33	50	49,063
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.873(c)	04/25/42	30	29,906

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	62	55,304

Total Residential Mortgage-Backed Securities (cost $216,006)				207,507
Sovereign Bonds 0.9%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	190,350
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	50,384
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125	08/25/27	50	48,963

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania), Unsec’d. Notes, 144A, MTN	6.000%	05/25/34	86	$84,323

Total Sovereign Bonds (cost $413,897)				374,020
U.S. Government Agency Obligations 28.4%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	429	334,465
Federal Home Loan Mortgage Corp.	2.000	02/01/51	895	738,115
Federal Home Loan Mortgage Corp.	2.000	07/01/51	483	398,649
Federal Home Loan Mortgage Corp.	2.500	04/01/51	693	595,186
Federal Home Loan Mortgage Corp.	3.500	01/01/52	242	222,779
Federal Home Loan Mortgage Corp.	4.000	11/01/39	167	161,483
Federal Home Loan Mortgage Corp.	4.000	12/01/40	113	109,276
Federal Home Loan Mortgage Corp.	5.000	12/01/52	346	340,865
Federal Home Loan Mortgage Corp.	6.000	11/01/52	212	214,952
Federal National Mortgage Assoc.	1.500	12/01/50	343	266,989
Federal National Mortgage Assoc.	2.000	05/01/36	378	338,865
Federal National Mortgage Assoc.	2.000	05/01/51	718	592,091
Federal National Mortgage Assoc.(k)	2.500	04/01/51	1,328	1,139,695
Federal National Mortgage Assoc.	2.500	05/01/52	466	401,424
Federal National Mortgage Assoc.	3.000	11/01/46	248	225,450
Federal National Mortgage Assoc.	3.000	02/01/52	458	406,520
Federal National Mortgage Assoc.	3.000	03/01/52	444	398,014
Federal National Mortgage Assoc.	3.000	05/01/52	460	413,805
Federal National Mortgage Assoc.	3.500	06/01/47	345	320,515
Federal National Mortgage Assoc.	3.500	02/01/52	237	217,818
Federal National Mortgage Assoc.	4.000	02/01/41	144	139,524
Federal National Mortgage Assoc.	4.000	02/01/45	118	114,438
Federal National Mortgage Assoc.	4.000	03/01/49	384	366,699
Federal National Mortgage Assoc.	4.000	05/01/52	240	226,591
Federal National Mortgage Assoc.	4.500	05/01/52	304	296,127
Federal National Mortgage Assoc.	4.500	06/01/52	230	222,630
Federal National Mortgage Assoc.	5.000	07/01/52	491	483,182
Federal National Mortgage Assoc.	5.500	10/01/52	245	246,092
Federal National Mortgage Assoc.	5.500	11/01/52	483	484,130
Government National Mortgage Assoc.	2.000	03/20/51	412	350,255
Government National Mortgage Assoc.	3.000	01/20/51	588	533,283
Government National Mortgage Assoc.	3.500	07/20/52	489	453,880

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	05/20/52	486	$472,263
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	12,245

Total U.S. Government Agency Obligations (cost $13,273,952)				12,238,295
U.S. Treasury Obligations 17.0%
U.S. Treasury Bonds	1.625	11/15/50	50	30,992
U.S. Treasury Bonds	1.750	08/15/41	21	14,818
U.S. Treasury Bonds	1.875	02/15/41	915	667,092
U.S. Treasury Bonds	2.000	11/15/41	895	657,965
U.S. Treasury Bonds	2.000	02/15/50	285	195,136
U.S. Treasury Bonds	2.250	05/15/41	205	158,619
U.S. Treasury Bonds	2.250	08/15/49	275	199,805
U.S. Treasury Bonds	2.250	02/15/52	30	21,647
U.S. Treasury Bonds	2.375	02/15/42	1,170	915,342
U.S. Treasury Bonds	2.375	11/15/49	945	705,797
U.S. Treasury Bonds	2.750	08/15/47	1,030	831,242
U.S. Treasury Bonds	2.875	05/15/52	135	111,881
U.S. Treasury Bonds	3.250	05/15/42	155	139,234
U.S. Treasury Bonds	3.375	08/15/42	10	9,139
U.S. Treasury Bonds	3.625	02/15/53	50	48,062
U.S. Treasury Bonds	4.000	11/15/42	60	60,056
U.S. Treasury Notes(k)	0.750	03/31/26	235	214,511
U.S. Treasury Notes	1.250	11/30/26	465	424,095
U.S. Treasury Notes	1.250	09/30/28	5	4,391
U.S. Treasury Notes	3.250	06/30/29	655	636,783
U.S. Treasury Notes	3.375	05/15/33	140	137,003
U.S. Treasury Notes	3.500	02/15/33	165	163,041
U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	641,537
U.S. Treasury Strips Coupon	2.527(s)	08/15/44	305	126,551
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	176,730
U.S. Treasury Strips Coupon	2.561(s)	11/15/45	80	31,687

Total U.S. Treasury Obligations (cost $8,473,444)				7,323,156

Total Long-Term Investments (cost $47,621,435)				42,530,092

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $356,467)(wj)	356,467	$356,467

TOTAL INVESTMENTS 99.4% (cost $47,977,902)		42,886,559
Other assets in excess of liabilities(z) 0.6%		253,282

Net Assets 100.0%		$43,139,841

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $502,012)	5.500%	TBA	06/13/23	$(500)	$(499,687)

Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Sep. 2023	$2,675,766	$(9,377)
12	5 Year U.S. Treasury Notes	Sep. 2023	1,308,938	(5,545)
38	10 Year U.S. Treasury Notes	Sep. 2023	4,349,812	(9,370)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	136,875	1,010
				(23,282)
Short Positions:
20	10 Year U.S. Ultra Treasury Notes	Sep. 2023	2,409,062	(2,696)
21	20 Year U.S. Treasury Bonds	Sep. 2023	2,695,219	(15,632)
				(18,328)
				$(41,610)
Interest rate swap agreements outstanding at May 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
424	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.080%	$—	$3,590	$3,590
424	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.080%	—	4,919	4,919
852	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.080%	—	9,517	9,517
				$—	$18,026	$18,026

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Total return swap agreements outstanding at May 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54 bps(T)/ 4.540%	JPM	09/20/23	(250)	$4,454	$—	$4,454
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).